Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37710
Entity Registrant Name	HutchMED (China) LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	48th Floor, Cheung Kong Center
Entity Address, Address Line Two	2 Queen’s Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Ordinary Shares, Outstanding	872,327,620
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001648257
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Business contact
Document and Entity Information
Contact Personnel Name	CHENG Chig Fung, Johnny
Entity Address, Address Line One	Level 18, The Metropolis Tower
Entity Address, Address Line Two	10 Metropolis Drive
Entity Address, Address Line Three	Hunghom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2121 8200
Contact Personnel Fax Number	852 2121 8281
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing five ordinary shares, par value $0.10 per share
Trading Symbol	HCM
Security Exchange Name	NASDAQ
Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value $0.10 per share
No Trading Symbol Flag	true